EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2020
EARNINGS PER SHARE
EARNINGS PER SHARE

NOTE 16 – EARNINGS PER SHARE

Basic earnings per share are computed by dividing income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period.

Diluted earnings per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.

The following table sets forth the computation of basic and diluted earnings per share for the periods indicated:

	December 31,
	2020	2019	2018

Net income attribute to the Company	$11,075,863	$11,089,170	$10,379,453

Weighted average ordinary shares outstanding - basic and diluted	19,791,110	19,791,110	19,791,110

Basic and diluted earnings per share	$0.56	$0.56	$0.52